Cover	Oct. 22, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Title of 12(b) Security	Common stock, $0.00001 par value
Trading Symbol	FIBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
City Area Code	(406)
Local Phone Number	255-5322
Central Index Key	0000860413
Amendment Flag	false
Entity Address, Postal Zip Code	59101